Cover	Jan. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2024
Entity File Number	333-218733
Entity Registrant Name	Yijia Group Corp.
Entity Central Index Key	0001699709
Entity Tax Identification Number	35-2583762
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	39 E Broadway
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10002
City Area Code	919
Local Phone Number	869-0279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false